Schedule of Other income (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Other Income
Government grant	$ 19,241	$ 24,742	$ 6,602	$ 60,510	$ 76,962	$ 19,600
Interest income	4,566	5,872	54,344	63,959	81,350
Service income	101,687	130,759		27,518	35,000
Waiver on acquisition of subsidiary	1,510,615	1,942,500
Other income	1,064,603	1,368,972	296,701	1,225,864	1,559,177	385,688
Reversal of ECL						55,741
Other income	$ 2,700,712	$ 3,472,845	$ 357,647	$ 1,377,851	$ 1,752,489	$ 461,029